UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23199

First Trust Senior Floating Rate 2022 Target Term Fund

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 134.9%
	Aerospace & Defense – 0.3%
$359,581	Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	06/09/23	$355,047
773,920	Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	05/30/25	762,311
				1,117,358
	Alternative Carriers – 0.8%
2,744,527	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.73%	02/22/24	2,731,792
	Application Software – 10.9%
2,488,788	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.50%	04/26/24	2,458,201
892,150	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.99%	07/01/24	893,265
5,017,028	Infor (US), Inc. (fka Lawson Software, Inc.), Term Loan B-6, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%	02/02/22	5,012,061
1,989,248	Informatica Corporation, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	08/06/22	1,989,248
572,211	Micro Focus International (MA Financeco, LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	06/21/24	565,773
3,864,280	Micro Focus International (MA Financeco, LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	06/21/24	3,820,807
11,300,000	Micro Focus International (MA Financeco, LLC), Term Loan B2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	11/30/21	11,174,909
4,590,712	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	11/30/24	4,473,098
1,687,523	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	6.37%	04/26/24	1,639,716
5,308,781	RP Crown Parent (JDA Software Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%	10/12/23	5,252,402
				37,279,480
	Asset Management & Custody Banks – 0.7%
832,703	Harbourvest Partners L.P., Term Loan B, 2 Mo. LIBOR + 2.25%, 0.00% Floor	4.85%	03/01/25	825,416
1,491,340	Victory Capital Holdings, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.55%	02/15/25	1,491,340
				2,316,756
	Auto Parts & Equipment – 4.1%
3,000,000	American Axle & Manufacturing, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.74%	04/06/24	2,936,250
9,071,685	Gates Global LLC, Initial B-2 Dollar Term Loans, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%	03/31/24	9,037,666
817,401	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.99%	06/30/24	663,844
1,705,796	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	6.30%	06/30/24	1,385,345
				14,023,105
	Automotive Retail – 0.2%
734,148	KAR Auction Services, Inc. (Adesa), Term Loan B-4, 2 Mo. LIBOR + 2.25%, 0.00% Floor	5.06%	03/11/21	734,148
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Broadcasting – 2.5%
$664,740	Cumulus Media Holdings, Inc., Exit Term Loan, 1 Mo. LIBOR + 4.50%, 1.00% Floor	7.00%	05/15/22	$650,335
1,622,407	Gray Television, Inc., Term C Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.01%	01/02/26	1,617,134
21,565	Nexstar Broadcasting, Inc., Mission Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.76%	01/17/24	21,275
119,064	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	01/17/24	117,464
6,268,438	Tribune Media Company (fka Tribune Company), Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.49%	01/27/24	6,260,603
				8,666,811
	Building Products – 2.9%
2,165,515	Beacon Roofing Supply, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.77%	01/02/25	2,144,769
805,252	Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.80%	12/07/24	791,499
6,901,702	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	11/15/23	6,804,319
				9,740,587
	Cable & Satellite – 2.4%
845,398	Cablevision (fka CSC Holdings, Inc.), January 2018 Term Loans B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	01/25/26	840,114
2,277,389	Cablevision (fka CSC Holdings, Inc.), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	07/17/25	2,246,485
4,846,154	Charter Communications Operating, LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.50%	04/13/25	4,830,161
400,000	Virgin Media Investment Holdings Limited, Term Loan K, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	01/15/26	397,004
				8,313,764
	Casinos & Gaming – 16.6%
5,926,357	Aristocrat Technologies, Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	4.53%	10/19/24	5,878,531
6,619,645	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	12/22/24	6,594,822
12,688,833	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.74%	04/18/24	12,591,129
4,722,006	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	5.24%	10/04/23	4,698,396
7,794,558	Las Vegas Sands, LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.24%	03/27/25	7,736,098
1,288,338	MGM Growth Properties Operating Partnership LP, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	03/23/25	1,280,518
544,794	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.84%	10/01/25	542,070
252,755	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	08/14/24	250,364
1,056,281	Scientific Games International, Inc., Term Loan B5, 2 Mo. LIBOR + 2.75%, 0.00% Floor	5.33%	08/14/24	1,046,289
10,992,914	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	6.30%	07/28/25	10,989,176
1,654,531	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	5.00%	06/08/23	1,645,994
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Casinos & Gaming (Continued)
$3,391,399	VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.48%	12/20/24	$3,369,796
				56,623,183
	Coal & Consumable Fuels – 1.2%
3,975,497	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%	03/07/24	3,952,320
286,565	Peabody Energy, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	03/31/25	285,132
				4,237,452
	Commercial Printing – 0.4%
1,337,461	Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	10/31/24	1,332,860
	Communications Equipment – 0.1%
450,444	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	02/15/26	451,571
	Construction Materials – 0.5%
1,635,215	Summit Materials, LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	11/10/24	1,622,951
	Diversified Support Services – 0.4%
1,305,558	Brightview Landscapes, LLC (FKA - Brickman), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.00%	08/15/25	1,301,484
	Electric Utilities – 3.3%
2,936,937	Vistra Operations Company LLC (TEX/TXU), 2016 Incremental Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	12/14/23	2,932,032
8,388,275	Vistra Operations Company LLC (TEX/TXU), 2018 Incremental Term Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.48%-4.49%	12/31/25	8,347,844
				11,279,876
	Environmental & Facilities Services – 1.0%
3,354,486	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.49%	12/04/24	3,297,192
	Food Retail – 2.0%
5,030,690	Albertson’s LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.82%	12/21/22	5,013,385
1,751,213	Albertson’s LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.48%	06/22/23	1,740,933
				6,754,318
	Health Care Equipment – 0.6%
2,197,000	Acelity L.P., Inc. (Kinetic Concepts), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	6.05%	01/31/24	2,190,409
	Health Care Facilities – 1.9%
798,973	Concentra, Inc. (fka MJ Acquisitions), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.27%	06/01/22	793,979
1,092,952	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.25%	06/30/25	1,094,319
4,662,546	Select Medical Corporation, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	03/06/25	4,621,749
				6,510,047
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Services – 9.8%
$810,801	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.74%	03/14/25	$786,137
1,240,927	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.74%	04/28/22	1,200,858
2,526,237	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	6.30%	04/21/24	2,043,094
228,475	athenahealth, Inc, Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	7.20%	02/15/26	227,047
2,998,856	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.49%	06/07/23	2,983,232
5,342,623	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.74%	06/07/23	5,314,788
3,374,298	Dupage Medical Group (Midwest Physician), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	5.24%	08/15/24	3,308,229
3,970,734	Envision Healthcare Corporation, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.24%	10/10/25	3,813,414
4,864,120	Exam Works (Gold Merger Co, Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.74%	07/27/23	4,855,024
4,293,452	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.75%	08/31/24	4,184,312
4,498,805	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%	02/06/24	4,056,437
794,798	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.99%	08/27/25	795,791
				33,568,363
	Health Care Technology – 1.5%
5,295,487	Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%	03/01/24	5,253,282
	Hotels, Resorts & Cruise Lines – 1.9%
6,254,104	Four Seasons, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	11/30/23	6,220,207
173,324	Wyndham Hotels & Resorts, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.24%	03/28/25	172,385
				6,392,592
	Household Appliances – 0.8%
2,798,868	Traeger Grills (TGP Holdings III LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	7.05%	09/25/24	2,658,924
	Human Resource & Employment Services – 0.9%
2,899,530	Tempo Acquisition (Alight Solutions LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.49%	05/01/24	2,895,325
	Hypermarkets & Super Centers – 2.4%
8,130,355	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.50%	02/03/24	8,101,573
	Independent Power Producers & Energy Traders – 0.6%
2,000,000	Calpine Corporation, New Term Loan B5, 2 Mo. LIBOR + 2.50%, 0.00% Floor	5.31%	01/15/24	1,986,040
	Industrial Conglomerates – 1.0%
67,535	Accudyne Industries, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.49%	08/18/24	67,466
2,745,339	Gardner Denver, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	07/30/24	2,742,181
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Industrial Conglomerates (Continued)
$766,022	Messer Industries USA, Inc., Initial Term B-1, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	09/30/25	$760,277
				3,569,924
	Insurance Brokers – 4.6%
2,019,518	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.23%	05/09/25	1,994,537
4,822,507	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.24%-5.27%	01/25/24	4,794,102
4,759	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	5.38%	04/25/25	4,710
1,889,360	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.51%	04/25/25	1,869,824
2,420,401	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.49%	01/06/24	2,386,104
4,689,493	USI, Inc. (fka Compass Investors Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.80%	05/15/24	4,642,598
				15,691,875
	Integrated Telecommunication Services – 1.4%
4,943,704	Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	01/31/25	4,864,309
	Investment Banking & Brokerage – 0.8%
2,543,400	Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.99%	02/28/26	2,549,759
	Leisure Facilities – 1.5%
5,176,411	ClubCorp Club Operations, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.55%	09/18/24	5,014,648
	Life Sciences Tools & Services – 6.2%
802,471	Immucor, Inc., Term Loan B-3, 3 Mo. LIBOR + 5.00%, 1.00% Floor	7.80%	06/15/21	801,468
4,334,663	Ortho-Clinical Diagnostics Holdings Luxembourg, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.75%	05/31/25	4,287,328
4,439,250	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	09/27/24	4,306,072
6,191,856	Pharmaceutical Product Development, Inc. (PPDI), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.99%	08/18/22	6,155,510
2,251,501	Quintiles IMS, Inc. (IQVIA), Term Loan B3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.24%	06/15/25	2,235,178
3,324,001	Sotera Health Holdings, LLC (Sterigenics), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.49%	05/15/22	3,255,028
				21,040,584
	Managed Health Care – 3.0%
6,822,836	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.55%	06/07/23	6,747,785
3,439,987	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.49%	12/02/24	3,384,947
				10,132,732
	Metal & Glass Containers – 0.6%
1,916,109	Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.50%-5.51%	11/07/25	1,880,182
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Metal & Glass Containers (Continued)
$212,413	Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.81%	11/07/25	$208,430
				2,088,612
	Movies & Entertainment – 1.0%
1,657,928	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.99%	02/05/25	1,645,841
1,886,692	Creative Artists Agency, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.48%	02/15/24	1,871,373
				3,517,214
	Oil & Gas Storage & Transportation – 0.4%
1,224,861	Lotus Midstream (Centurion Pipeline Company LLC), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	6.05%	09/30/25	1,223,330
	Other Diversified Financial Services – 6.7%
10,968,320	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	04/04/24	10,942,873
6,508,649	Duff & Phelps Corporation (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.74%	02/13/25	6,382,576
1,502,275	Financial & Risk US Holdings, Inc. (Refinitiv), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.24%	10/01/25	1,478,404
2,066,758	First Data Corporation, 2024A New Dollar Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	04/26/24	2,063,596
969,922	RPI Finance Trust, Term Loan B-6, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	03/27/23	967,905
977,443	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	07/01/23	971,950
				22,807,304
	Packaged Foods & Meats – 4.1%
4,719,909	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.74%	08/03/22	4,646,750
6,889,000	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.99%	08/03/22	6,782,221
2,516,789	Post Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	05/24/24	2,506,294
				13,935,265
	Paper Packaging – 2.3%
7,851,344	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.24%	02/05/23	7,812,087
	Personal Products – 0.1%
245,694	Rodan & Fields, LLC, Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.49%	06/15/25	223,889
	Pharmaceuticals – 10.3%
1,000,000	Akorn, Inc., Loan, 1 Mo. LIBOR + 5.50%, 1.00% Floor	8.00%	04/16/21	796,250
7,010,417	Bausch Health Companies, Inc. (Valeant), First Incremental Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.26%	06/01/25	6,987,633
10,394,666	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.51%	06/01/25	10,399,863
6,469,427	Endo, LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.75%	04/29/24	6,473,503
1,521,051	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.49%	10/15/25	1,510,114
3,148,524	Grifols Worldwide Operations Limited, Tranche B Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.67%	01/31/25	3,135,300
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Pharmaceuticals (Continued)
$4,451,470	Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.50%	03/29/24	$4,447,286
829,985	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	5.55%	09/24/24	794,196
595,368	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.69%	02/24/25	573,340
				35,117,485
	Real Estate Services – 0.2%
591,133	Cushman & Wakefield (DTZ Worldwide), Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	08/21/25	586,144
	Research & Consulting Services – 0.1%
488,107	TransUnion LLC, Term Loan B4, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.49%	06/30/25	485,057
	Restaurants – 4.2%
5,064,867	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-3, 1 Mo. LIBOR + 2.25%, 1.00% Floor	4.74%	02/15/24	5,021,866
562,507	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.74%	01/18/25	557,765
1,899,980	Portillo’s Holdings, LLC, Second Lien Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	10.80%	08/15/22	1,871,480
6,975,249	Portillo’s Holdings, LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	7.30%	08/02/21	6,931,654
				14,382,765
	Security & Alarm Services – 0.3%
1,103,205	Garda World Security Corporation, Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	6.24%	05/26/24	1,094,379
	Semiconductors – 1.0%
3,628,599	Western Digital Corporation, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.23%	04/29/23	3,558,749
	Specialized Consumer Services – 2.8%
160,000	Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.99%	07/31/25	162,367
9,370,172	Asurion, LLC (fka Asurion Corporation), Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.49%	11/03/23	9,361,832
				9,524,199
	Specialty Chemicals – 1.9%
538,000	Akzonobel Specialty Chemicals (Starfruit), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.76%	10/01/25	534,304
5,932,079	H.B. Fuller Company, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.48%	10/20/24	5,866,648
				6,400,952
	Systems Software – 7.0%
831,493	Applied Systems, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.49%	09/13/24	823,960
477,443	Applied Systems, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 7.00%, 1.00% Floor	9.49%	09/13/25	481,024
1,444,488	Avast Software B.V. (Sybil), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	5.30%	09/30/23	1,442,076
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software (Continued)
$3,423,423	Dynatrace LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	08/22/25	$3,404,868
3,367,863	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	6.30%	06/13/24	3,331,119
3,841,105	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.75%	04/24/22	3,488,684
3,121,522	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	04/16/25	3,106,882
1,195,716	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	04/16/25	1,190,108
1,694,061	SS&C European Holdings, S.a.r.l, Term Loan B-5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.74%	04/16/25	1,686,116
1,286,830	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	09/30/25	1,270,744
3,706,879	Vertafore, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	6.05%	06/15/25	3,660,543
				23,886,124
	Technology Hardware, Storage & Peripherals – 2.7%
9,317,560	Dell International LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	4.50%	09/07/23	9,281,314
	Total Senior Floating-Rate Loan Interests			460,169,943
	(Cost $464,695,234)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 8.7%
	Broadcasting – 4.1%
3,762,000	Gray Television, Inc. (d)	5.88%	07/15/26	3,809,025
7,335,000	Nexstar Broadcasting, Inc. (d)	5.63%	08/01/24	7,298,325
3,000,000	Sinclair Television Group, Inc. (d)	5.63%	08/01/24	3,033,750
				14,141,100
	Cable & Satellite – 0.1%
435,000	CSC Holdings LLC (d)	5.13%	12/15/21	437,454
	Health Care Facilities – 0.9%
2,000,000	Encompass Health Corp.	5.13%	03/15/23	2,025,000
1,000,000	Encompass Health Corp.	5.75%	11/01/24	1,014,050
				3,039,050
	Health Care Services – 0.6%
730,000	DaVita, Inc.	5.13%	07/15/24	724,525
1,487,000	DaVita, Inc.	5.00%	05/01/25	1,440,531
				2,165,056
	Managed Health Care – 2.1%
7,000,000	MPH Acquisition Holdings LLC (d)	7.13%	06/01/24	7,048,090
	Paper Packaging – 0.4%
1,377,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu. (d)	7.00%	07/15/24	1,410,564
	Real Estate Services – 0.5%
1,676,000	Realogy Group LLC/Realogy Co-Issuer Corp. (d)	4.88%	06/01/23	1,525,160
	Total Corporate Bonds and Notes			29,766,474
	(Cost $30,220,168)
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (c) – 0.4%
	Cable & Satellite – 0.1%
$500,000	Virgin Media Secured Finance PLC (d)	5.50%	08/15/26	$498,750
	Pharmaceuticals – 0.3%
1,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC (d)	5.75%	08/01/22	945,000
	Total Foreign Corporate Bonds and Notes			1,443,750
	(Cost $1,482,476)

Shares	Description	Value
MONEY MARKET FUNDS (c) – 2.9%
10,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.29% (e)	10,000,000
	(Cost $10,000,000)
	Total Investments – 146.9%	501,380,167
	(Cost $506,397,878) (f)
	Outstanding Loans – (33.7)%	(115,000,000)
	Net Other Assets and Liabilities – (13.2)%	(45,148,078)
	Net Assets – 100.0%	$341,232,089

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2019, securities noted as such amounted to $26,006,118 or 7.6% of net assets.
(e)	Rate shown reflects yield as of February 28, 2019.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $473,468 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,491,179. The net unrealized depreciation was $5,017,711.

LIBOR	London Interbank Offered Rate
See Notes to Portfolio of Investments

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
February 28, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 2/28/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 460,169,943	$ —	$ 460,169,943	$ —
Corporate Bonds and Notes*	29,766,474	—	29,766,474	—
Foreign Corporate Bonds and Notes*	1,443,750	—	1,443,750	—
Money Market Funds	10,000,000	10,000,000	—	—
Total Investments	$ 501,380,167	$ 10,000,000	$ 491,380,167	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
February 28, 2019 (Unaudited)
1. Organization
First Trust Senior Floating Rate 2022 Target Term Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on October 14, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FIV on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Floating-Rate Loan Interests (“Senior Loans”)(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the third-party pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Advisor’s Pricing Committee may value such Senior Loan at a fair value according to procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;

(1)	The terms “security” and “securities” used throughout the Notes to Portfolio of Investments include Senior Loans.

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
February 28, 2019 (Unaudited)
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
Corporate bonds, corporate notes, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
February 28, 2019 (Unaudited)
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 28, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 28, 2019, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had no unfunded loan commitments as of February 28, 2019.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Senior Floating Rate 2022 Target Term Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 29, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 29, 2019

* Print the name and title of each signing officer under his or her signature.